Shareholder Report, Holdings (Details)	Jul. 31, 2024	[1]
American Funds Short-Term Tax-Exempt Bond Fund® - Class A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
American Funds Short-Term Tax-Exempt Bond Fund® - Class A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.64%
American Funds Short-Term Tax-Exempt Bond Fund® - Class A | A /A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
American Funds Short-Term Tax-Exempt Bond Fund® - Class A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Funds Short-Term Tax-Exempt Bond Fund® - Class A | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
American Funds Short-Term Tax-Exempt Bond Fund® - Class A | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[2]
American Funds Short-Term Tax-Exempt Bond Fund® - Class T | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.64%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T | A /A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
American Funds Short-Term Tax-Exempt Bond Fund® - Class T | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[2]
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.64%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1 | A /A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-1 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[2]
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.64%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2 | A /A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-2 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[2]
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.64%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3 | A /A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
American Funds Short-Term Tax-Exempt Bond Fund® Class F-3 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[2]
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.64%
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6 | A /A [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.78%
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
American Funds Short-Term Tax-Exempt Bond Fund® Class R-6 | Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
[2]	Includes derivatives.